UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 01561)

Exact name of registrant as specified in charter: Putnam Vista Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2008

Date of reporting period: October 31, 2007

Item 1. Schedule of Investments:

Putnam Vista Fund
The fund's portfolio
10/31/07 (Unaudited)

COMMON STOCKS (97.1%)(a)
	Shares	Value

Aerospace and Defense (3.5%)
L-3 Communications Holdings, Inc.	323,728	$35,493,538
Precision Castparts Corp.	246,800	36,973,108
		72,466,646

Airlines (0.5%)
Continental Airlines, Inc. Class B (NON) (S)	320,500	11,009,175

Automotive (0.3%)
AutoZone, Inc. (NON)	53,400	6,643,494

Banking (1.3%)
Unibanco-Uniao de Bancos Brasileiros SA ADR (Brazil)	170,200	26,898,408

Basic Materials (1.3%)
Ceradyne, Inc. (NON) (S)	407,600	27,883,916

Beverage (0.3%)
Hansen Natural Corp. (NON)	83,800	5,698,400

Biotechnology (2.9%)
Applera Corp.- Applied Biosystems Group	992,100	36,846,594
Genzyme Corp. (NON)	308,400	23,429,148
		60,275,742

Building Materials (0.2%)
Sherwin-Williams Co. (The)	78,500	5,017,720

Chemicals (4.6%)
Albemarle Corp.	467,315	22,318,964
Celanese Corp. (Ser. A)	188,974	7,929,349
CF Industries Holdings, Inc.	437,771	38,480,071
Lubrizol Corp. (The)	277,135	18,811,924
Sigma-Adrich Corp.	90,100	4,655,467
Terra Industries, Inc. (NON)	116,500	4,297,685
		96,493,460

Commercial and Consumer Services (2.2%)
Dun & Bradstreet Corp. (The)	160,600	15,554,110
Paychex, Inc. (S)	406,200	16,971,036
Sotheby's Holdings, Inc. Class A (S)	235,800	12,773,286
		45,298,432

Communications Equipment (1.1%)
F5 Networks, Inc. (NON)	358,800	12,927,564
Juniper Networks, Inc. (NON) (S)	303,900	10,940,400
		23,867,964

Computers (2.4%)
Emulex Corp. (NON)	1,112,363	24,093,783
Red Hat, Inc. (NON)	454,239	9,807,020
Seagate Technology (Cayman Islands)	383,500	10,676,640
Teradata Corp. (NON)	183,500	5,235,255
		49,812,698

Conglomerates (0.3%)
AMETEK, Inc.	124,000	5,828,000

Consumer Goods (1.7%)
American Greetings Corp. Class A (S)	1,324,547	34,888,568

Consumer Services (0.3%)
Labor Ready, Inc. (NON) (S)	351,715	6,183,150

Containers (0.2%)
Pactiv Corp. (NON)	141,200	3,878,764

Electric Utilities (0.9%)
Edison International	310,200	18,038,130

Electronics (5.0%)
Altera Corp.	527,700	10,353,474
Amphenol Corp. Class A	235,903	10,443,426
Avnet, Inc. (NON)	149,278	6,227,878
AVX Corp.	316,759	4,893,927
Gentex Corp.	254,014	5,278,411
National Semiconductor Corp.	319,900	8,042,286
NVIDIA Corp. (NON) (S)	929,050	32,869,789

SanDisk Corp. (NON)	248,100	11,015,640
Synopsys, Inc. (NON)	102,967	2,909,847
Trimble Navigation, Ltd. (NON)	300,087	12,513,628
		104,548,306

Energy (6.7%)
Cameron International Corp. (NON)	372,800	36,295,808
Global Industries, Ltd. (NON)	1,329,500	32,732,290
Grant Prideco, Inc. (NON)	151,500	7,447,740
National-Oilwell Varco, Inc. (NON)	418,200	30,628,968
Noble Corp. (S)	594,600	31,484,070
		138,588,876

Energy (Other) (1.9%)
Covanta Holding Corp. (NON) (S)	1,135,093	30,772,371
Energy Select Sector SPDR Fund	110,000	8,437,000
		39,209,371

Engineering & Construction (2.6%)
Fluor Corp.	154,200	24,363,600
McDermott International, Inc. (NON)	492,300	30,059,838
		54,423,438

Entertainment (0.3%)
Regal Entertainment Group Class A (S)	251,200	5,669,584

Environmental (0.5%)
Foster Wheeler, Ltd. (NON)	69,100	10,244,075

Financial (1.8%)
Assurant, Inc.	198,600	11,606,184
Moody's Corp.	577,536	25,249,874
		36,856,058

Food (0.3%)
Wrigley (Wm.) Jr. Co.	115,500	7,122,885

Health Care Services (3.8%)
AMERIGROUP Corp. (NON)	152,600	5,341,000
Coventry Health Care, Inc. (NON)	558,300	33,671,073
Henry Schein, Inc. (NON) (S)	138,200	8,278,180
Humana, Inc. (NON)	426,880	31,994,656
		79,284,909

Homebuilding (0.9%)
NVR, Inc. (NON) (S)	38,592	18,360,144

Household Furniture and Appliances (1.6%)
Tempur-Pedic International, Inc.	912,200	32,839,200

Insurance (0.9%)
Axis Capital Holdings, Ltd. (Bermuda)	456,496	18,141,151

Investment Banking/Brokerage (2.5%)
Affiliated Managers Group (NON)	105,800	13,917,990
Federated Investors, Inc.	797,200	34,279,600
MF Global, Ltd. (Bermuda) (NON)	50,940	1,505,786
SEI Investments Co.	53,700	1,697,994
		51,401,370

Lodging/Tourism (1.4%)
Choice Hotels International, Inc.	767,992	29,752,010

Machinery (1.7%)
AGCO Corp. (NON)	39,881	2,380,098
Gardner Denver, Inc. (NON)	424,500	15,337,185
Manitowoc Co., Inc. (The)	157,816	7,774,016
Wabtec Corp. (S)	249,200	9,352,476
		34,843,775

Manufacturing (3.0%)
ITT Corp. (S)	363,900	24,352,188
Roper Industries, Inc.	94,100	6,663,221
Teleflex, Inc.	427,400	31,289,954
		62,305,363

Medical Technology (5.6%)
Becton, Dickinson and Co.	288,700	24,094,902
C.R. Bard, Inc.	42,100	3,519,981
DENTSPLY International, Inc.	240,900	9,992,532
Edwards Lifesciences Corp. (NON) (S)	147,800	7,422,516
Kinetic Concepts, Inc. (NON) (S)	398,476	23,948,408
Pall Corp.	17,709	709,600
PerkinElmer, Inc.	144,800	3,984,896
Techne Corp. (NON)	62,600	4,084,024
Waters Corp. (NON)	501,200	38,582,376

		116,339,235

Metals (2.8%)
Carpenter Technology Corp.	76,545	11,092,136
Cleveland-Cliffs, Inc. (S)	261,901	25,050,831
United States Steel Corp.	208,000	22,443,200
		58,586,167

Natural Gas Utilities (0.5%)
ONEOK, Inc.	178,800	8,929,272
Sempra Energy	40,800	2,509,608
		11,438,880

Office Equipment & Supplies (0.6%)
Steelcase, Inc. (S)	663,547	11,857,585

Oil & Gas (2.7%)
Frontier Oil Corp.	572,813	26,229,107
Holly Corp.	152,796	9,595,589
Noble Energy, Inc. (S)	130,047	9,953,797
Tesoro Corp.	75,076	4,544,350
Western Refining, Inc.	135,904	4,984,959
		55,307,802

Pharmaceuticals (0.8%)
Endo Pharmaceuticals Holdings, Inc. (NON)	224,599	6,580,751
Sepracor, Inc. (NON) (S)	215,300	5,929,362
Watson Pharmaceuticals, Inc. (NON)	129,000	3,942,240
		16,452,353

Power Producers (1.8%)
Mirant Corp. (NON)	603,586	25,567,903
Reliant Resources, Inc. (NON)	444,300	12,227,136
		37,795,039

Real Estate (2.2%)
CB Richard Ellis Group, Inc. Class A (NON)	803,400	19,586,892
Taubman Centers, Inc. (R)	429,300	25,272,891
		44,859,783

Restaurants (0.2%)
CBRL Group, Inc. (S)	85,100	3,395,490

Retail (6.0%)
Aeropostale, Inc. (NON)	1,016,550	23,278,995
Big Lots, Inc. (NON) (S)	1,093,757	26,228,293
Deckers Outdoor Corp. (NON) (S)	28,800	4,025,952
Dick's Sporting Goods, Inc. (NON)	118,600	3,957,682
Dollar Tree Stores, Inc. (NON)	618,600	23,692,380
GameStop Corp. (NON)	107,900	6,389,838
RadioShack Corp. (S)	1,184,000	24,414,080
TJX Cos., Inc. (The) (S)	460,100	13,310,693
		125,297,913

Schools (1.7%)
ITT Educational Services, Inc. (NON) (S)	286,211	36,403,177

Semiconductor (0.8%)
Linear Technology Corp.	312,500	10,318,750
Teradyne, Inc. (NON) (S)	471,600	5,819,544
		16,138,294

Software (4.1%)
Autodesk, Inc. (NON)	679,300	33,217,770
BMC Software, Inc. (NON) (S) (SEG)	1,033,445	34,971,779
Cadence Design Systems, Inc. (NON) (S)	183,600	3,598,560
Novell, Inc. (NON)	1,909,517	14,435,949
		86,224,058

Staffing (0.2%)
Korn/Ferry International (NON) (S)	231,900	4,443,204

Telecommunications (3.0%)
CenturyTel, Inc.	676,200	29,786,610
Embarq Corp.	177,600	9,398,592
InterDigital, Inc. (NON) (S)	173,482	3,728,128
j2 Global Communications, Inc. (NON) (S)	423,500	14,267,715
NeuStar, Inc. Class A (NON) (S)	149,000	5,095,800
		62,276,845

Telephone (0.2%)
Telephone and Data Systems, Inc.	57,500	4,013,500

Textiles (0.3%)
Phillips-Van Heusen Corp.	75,600	3,613,680

Polo Ralph Lauren Corp.	54,400	3,742,720
		7,356,400

Tobacco (1.7%)
Loews Corp. - Carolina Group	406,400	34,860,992

Toys (1.7%)
Hasbro, Inc. (S)	1,078,700	32,199,195
Mattel, Inc.	176,551	3,688,150
		35,887,345

Waste Management (1.3%)
Republic Services, Inc.	173,399	5,928,512
Stericycle, Inc. (NON)	364,078	21,236,668
		27,165,180

Total common stocks (cost $1,880,010,735)		$2,019,872,424

SHORT-TERM INVESTMENTS (15.9%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 4.50% to 5.69% and
due dates ranging from November 1, 2007 to
November 28, 2007 (d)	$309,193,231	$308,692,083
Interest in $630,000,000 joint tri-party repurchase
agreement dated October 31, 2007 with Deutsche Bank
Securities, Inc. due November 1, 2007 with respect to
various U.S. Government obligations -- maturity value
of $20,195,777 for an effective yield of 4.95%
(collateralized by Fannie Mae, Federal Home Loan
Banks, Freddie Mac, and Ginnie Mae securities with
coupon rates ranging from zero% to 12.5% and due dates
ranging from November 1, 2007 to December 15, 2046,
valued at $642,600,168)	20,193,000	20,193,000
Putnam Prime Money Market Fund (e)	891,785	891,785

Total short-term investments (cost $329,776,868)		$329,776,868

TOTAL INVESTMENTS

Total investments (cost $2,209,787,603) (b)		$2,349,649,292

FUTURES CONTRACTS OUTSTANDING at 10/31/07 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

NASDAQ 100 Index E-Mini (Long)	147	$6,622,350	Dec-07	$50,150
Russell 2000 Index Mini (Long)	186	15,480,780	Dec-07	82,652
S&P 500 Index (Long)	37	14,382,825	Dec-07	44,061
S&P Mid Cap 400 Index E-Mini (Long)	121	11,036,410	Dec-07	57,524

Total				$234,387

NOTES

(a) Percentages indicated are based on net assets of $2,080,583,029.

(b) The aggregate identified cost on a tax basis is $2,211,164,079, resulting in gross unrealized appreciation and depreciation of $225,849,475 and $87,364,262, respectively, or net unrealized appreciation of $138,485,213.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at October 31, 2007.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At October 31, 2007, the value of securities loaned amounted to $300,735,597. Certain of these securties were sold prior to period-end. The fund received cash collateral of $308,692,083 which is pooled with collateral of other Putnam funds into 54 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $106,487 for the period ended October 31, 2007. During the period ended October 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $80,197,982 and $122,431,433, respectively.

(F) Is valued at fair value following procedures approved by the Trustees.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at October 31, 2007.

At October 31, 2007, liquid assets totaling $234,387 have been designated as collateral for open futures contracts.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

During the period, Putnam Fiduciary Trust Company, the fund's transfer agent, began utilizing shareholder systems and systems support provided by DST Systems, Inc. and certain of its affiliates.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned,

Putnam Vista Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: December 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: December 28, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 28, 2007